Parent-Only Financial Statements, Parent-Only Statement of Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Interest and dividend income
Other interest income		$ 334	$ 954		$ 5,128
Noninterest income
Other income		3,734	3,847	[1]	7,457	[1]
Interest expense
Long-term debt		3,173	4,471		7,350
Other		395	438		551
Noninterest expense
Noninterest expense		53,831	57,630		58,178
Income before income tax expense (benefit)		28,816	2,505		25,967
Income tax benefit		5,578	(1,157)	[1]	5,761	[1]
Wells Fargo net income		21,548	3,377	[1]	19,715	[1]
Parent Company [Member]
Interest and dividend income
Other interest income		1	3		43
Noninterest income
Other income		(418)	(231)		(162)
Total income		21,412	43,645		25,167
Interest expense
Long-term debt		2,823	3,591		4,931
Other		0	0		2
Noninterest expense
Noninterest expense		309	794		1,327
Total expense		3,221	4,540		6,924
Income before income tax expense (benefit)		18,191	39,105		18,243
Income tax benefit		(819)	(1,694)		(945)
Equity in undistributed income of subsidiaries (2)		2,538	(37,422)	[2]	527	[2]
Wells Fargo net income		21,548	3,377	[3]	19,715	[2]
Parent Company [Member] | Subsidiary entity [Member]
Interest and dividend income
Dividends from subsidiaries	[4]	17,895	42,578		21,930
Interest income from subsidiaries		3,934	1,295		3,356
Parent Company [Member] | Subsidiary entity, non-bank [Member]
Interest expense
Indebtedness to nonbank subsidiaries		89	155		664
Parent Company [Member] | Subsidiary entity, bank [Member]
Interest and dividend income
Dividends from subsidiaries		$ 15,200	$ 1,800		$ 21,800

[1]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[3]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[4]	Includes dividends paid from indirect bank subsidiaries of $15.2 billion, $1.8 billion and $21.8 billion in 2021, 2020 and 2019, respectively.